FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	3 Months Ended
Sep. 30, 2023
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	09/30/2023	06/30/2023	09/30/2023	06/30/2023
Cash and cash equivalents	25,954,730	48,129,194	2,419,194	—
Other financial assets	502,910	657,612	14,628,202	11,922,317
Trade receivables	186,276,319	158,006,474	—	—
Other receivables (*)	11,753,573	12,124,724	—	—
Total	224,487,532	218,918,004	17,047,396	11,922,317
(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	09/30/2023	06/30/2023	09/30/2023	06/30/2023
Trade and other payables	152,753,083	142,582,166	6,372,275	8,225,508
Borrowings	149,510,477	168,310,605	—	—
Secured notes	76,911,874	75,213,146	—	—
Lease liability	13,552,751	13,889,223	—	—
Consideration for acquisition of assets	6,742,570	4,993,256	—	—
Total	399,470,755	404,988,396	6,372,275	8,225,508

Schedule of fair value by hierarchy

Measurement at fair value at 09/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,719,486	—	—
Mutual funds	3,236,702	—	—
Other investments	1,672,014	—	—
Financial liability at fair value
Trade and other payables	—	6,372,275	—

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3

Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Schedule of net exposure

Net foreign currency position	09/30/2023
Amount expressed in US$	(5,353,860)